Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2022
Loss Per Share [Abstract]
Schedule of weighted average shares outstanding and the basic and diluted loss per common share
Basic and Diluted Loss Per Share	March 31, 2022
Net loss per common share attributable to 1847 Holdings common shareholders’	$(1,008,245)
Weighted average common shares outstanding	4,915,655
Basic and diluted loss per share	$(0.21)